SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR LEASE OBLIGATION (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Remainder of fiscal year	$ 600,288
Year 1	565,359	$ 600,288
Year 2		565,360
Year 3 and beyond
Total undiscounted lease liability	1,165,647	1,165,648
Less imputed interest	491,634	236,532
Total	$ 674,013	$ 929,116	$ 1,167,203	$ 1,386,486	$ 1,722,095